Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Changes in Projected Benefit Obligation of Pension Benefits and Accumulated Postretirement Benefit Obligation of Other Benefits and Fair Value of Plan Assets
The changes in the benefit obligation and the fair value of plan assets, the funded status and the amounts recognized on the balance sheet were:

	December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,198	669	982	11,717	719	1,293
Service cost	1	—	7	—	—	11
Interest cost	465	27	42	465	29	47
Plan participants’ contributions	—	—	73	—	—	77
Actuarial loss (gain)	1,161	89	136	(1,106)	(17)	(306)
Benefits paid	(692)	(54)	(148)	(875)	(62)	(147)
Medicare Part D subsidy	—	—	9	—	—	8
Foreign exchange impact	(8)	(1)	(1)	(3)	—	(1)
Benefit obligation at end of year	11,125	730	1,100	10,198	669	982
Change in plan assets:
Fair value of plan assets at beginning of year	9,409	—	645	9,539	—	636
Actual return on plan assets	909	—	26	743	—	71
Employer contribution	7	54	19	4	62	—
Plan participants’ contributions	—	—	73	—	—	77
Benefits paid	(692)	(54)	(148)	(875)	(62)	(147)
Medicare Part D subsidy	—	—	9	—	—	8
Foreign exchange impact	(7)	—	—	(2)	—	—
Fair value of plan assets at end of year	9,626	—	624	9,409	—	645
Funded status at end of year	$(1,499)	(730)	(476)	(789)	(669)	(337)
Amounts recognized on the balance sheet at end of year: Liabilities	$(1,499)	(730)	(476)	(789)	(669)	(337)

Pension Plans Information with Benefit Obligations in Excess of Plan Assets
The following table provides information for pension plans with benefit obligations in excess of plan assets.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Projected benefit obligation	$11,855	10,822
Accumulated benefit obligation	11,851	10,820
Fair value of plan assets	9,626	9,364

Components of Net Periodic Benefit Cost and Other Comprehensive Income
The components of net periodic benefit cost and other comprehensive income were:

	December 31, 2014			December 31, 2013			December 31, 2012
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$1	—	7	—	—	11	3	—	11
Interest cost	465	27	42	465	29	47	514	32	60
Expected return on plan assets	(629)	—	(36)	(674)	—	(36)	(652)	—	(36)
Amortization of net actuarial loss (gain)	91	11	(28)	137	15	(1)	131	10	—
Amortization of prior service credit	—	—	(2)	—	—	(2)	—	—	(2)
Settlement loss (1)	—	2	—	124	3	—	2	5	—
Curtailment gain	—	—	—	—	—	—	—	—	(3)
Net periodic benefit cost	(72)	40	(17)	52	47	19	(2)	47	30
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	881	89	146	(1,175)	(17)	(341)	758	62	(42)
Amortization of net actuarial gain (loss)	(91)	(11)	28	(137)	(15)	1	(131)	(10)	—
Prior service cost	—	—	—	—	—	—	(2)	—	—
Amortization of prior service credit	—	—	2	—	—	2	—	—	2
Settlement (1)	—	(2)	—	(124)	(3)	—	(1)	(5)	—
Total recognized in other comprehensive income	790	76	176	(1,436)	(35)	(338)	624	47	(40)
Total recognized in net periodic benefit cost and other comprehensive income	$718	116	159	(1,384)	12	(319)	622	94	(10)

(1)	Qualified settlements in 2013 include $123 million for the Cash Balance Plan.

Amounts Recognized in Cumulative Other Comprehensive Income
Amounts recognized in cumulative OCI (pre tax) consist of:

	December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$2,677	224	(147)	1,887	148	(321)
Net prior service credit	(2)	—	(20)	(2)	—	(22)
Total	$2,675	224	(167)	1,885	148	(343)

Weighted Average Assumptions for Estimating Projected Benefit Obligation and Determining Net Periodic Benefit Cost
The weighted-average discount rates used to estimate the projected benefit obligation for pension benefits were:

	December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.00%	3.75	4.00	4.75	4.25	4.50

The weighted-average assumptions used to determine the net periodic benefit cost were:

	December 31, 2014			December 31, 2013			December 31, 2012
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	4.75%	4.16	4.50	4.38	4.08	3.75	5.00	4.92	4.75
Expected return on plan assets	7.00	n/a	6.00	7.50	n/a	6.00	7.50	n/a	6.00

(1)
The discount rate for the 2013 qualified pension benefits and for the 2014, 2013, and 2012 nonqualified pension benefits includes the impact of quarter-end remeasurements when settlement losses are recognized.

Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans
Future benefits that we expect to pay under the pension and other benefit plans are presented in the following table. Other benefits payments are expected to be reduced by prescription drug subsidies from the federal government provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

	Pension benefits		Other benefits
(in millions)	Qualified	Non- qualified	Future benefits	Subsidy receipts
Year ended December 31,
2015	$750	92	88	10
2016	741	66	89	11
2017	732	61	89	11
2018	730	57	89	11
2019	738	55	89	12
2020-2024	3,568	233	424	59

Balances of Pension Plan And Other Benefits Plan Assets Measured at Fair Value
The following table presents the balances of pension plan assets and other benefit plan assets measured at fair value. See Note 17 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2014
Cash and cash equivalents	$31	224	—	255	139	21	—	160
Long duration fixed income (1)	556	3,622	12	4,190	—	—	—	—
Intermediate (core) fixed income (2)	127	329	—	456	61	115	—	176
High-yield fixed income	1	321	5	327	—	—	—	—
International fixed income	53	284	—	337	—	—	—	—
Domestic large-cap stocks (3)	833	375	—	1,208	—	102	—	102
Domestic mid-cap stocks	252	140	—	392	—	47	—	47
Domestic small-cap stocks (4)	238	17	—	255	—	37	—	37
Global stocks (5)	47	155	—	202	—	—	—	—
International stocks (6)	457	276	—	733	25	53	—	78
Emerging market stocks	—	412	—	412	—	—	—	—
Real estate/timber (7)	121	1	265	387	—	—	—	—
Hedge funds (8)	—	203	84	287	—	—	—	—
Private equity	—	—	155	155	—	—	—	—
Other	—	23	52	75	2	—	22	24
Total plan investments	$2,716	6,382	573	9,671	227	375	22	624
Payable upon return of securities loaned				(53)				—
Net receivables				8				—
Total plan assets				$9,626				624
December 31, 2013
Cash and cash equivalents	$65	357	—	422	147	22	—	169
Long duration fixed income (1)	546	3,287	1	3,834	—	—	—	—
Intermediate (core) fixed income (2)	86	339	—	425	64	115	—	179
High-yield fixed income	5	326	—	331	—	—	—	—
International fixed income	201	112	—	313	—	—	—	—
Domestic large-cap stocks (3)	824	415	—	1,239	—	107	—	107
Domestic mid-cap stocks	260	145	—	405	—	46	—	46
Domestic small-cap stocks (4)	286	15	—	301	—	38	—	38
International stocks (6)	540	354	1	895	28	54	—	82
Emerging market stocks	—	405	—	405	—	—	—	—
Real estate/timber (7)	89	1	294	384	—	—	—	—
Hedge funds (8)	—	149	152	301	—	—	—	—
Private equity	—	—	158	158	—	—	—	—
Other	—	27	52	79	2	—	22	24
Total plan investments	$2,902	5,932	658	9,492	241	382	22	645
Payable upon return of securities loaned				(94)				—
Net receivables				11				—
Total plan assets				$9,409				645

(1)
This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across seven unique investment strategies with no single investment manager strategy representing more than 2.5% of total plan assets.

(4)
This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)
This category consists of three unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and and an equivalent allocation range in primarily developed market, non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(6)
This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(7)
This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(8)
This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

Changes in Level Three pension plan and other benefit plan assets measured at fair value
The changes in Level 3 pension plan and other benefit plan assets measured at fair value are summarized as follows:

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/(Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Year ended December 31, 2014
Pension plan assets:
Long duration fixed income	$1	—	—	1	10	12
High-yield fixed income	—	—	—	3	2	5
International stocks	1	—	—	(1)	—	—
Real estate/timber	294	9	34	(72)	—	265
Hedge funds	152	1	4	(9)	(64)	84
Private equity	158	12	(3)	(12)	—	155
Other	52	2	1	(3)	—	52
	$658	24	36	(93)	(52)	573
Other benefits plan assets:
Other	$22	—	—	—	—	22
	$22	—	—	—	—	22
Year ended December 31, 2013
Pension plan assets:
Long duration fixed income	$1	—	—	—	—	1
International stocks	1	—	—	—	—	1
Real estate/timber	328	27	52	(113)	—	294
Hedge funds	71	5	6	56	14	152
Private equity	145	19	6	(12)	—	158
Other	48	1	5	(2)	—	52
	$594	52	69	(71)	14	658
Other benefits plan assets:
Other	$22	—	—	—	—	22
	$22	—	—	—	—	22

(1)	All unrealized gains (losses) relate to instruments held at period end.

Expenses Not Otherwise Shown Separately in Financial Statements
Expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements were:

	Year ended December 31,
(in millions)	2014	2013	2012
Outside professional services	$2,689	2,519	2,729
Operating losses	1,249	821	2,235
Outside data processing	1,034	983	910
Contract services	975	935	1,011
Travel and entertainment	904	885	839
Foreclosed assets	583	605	1,061